Amounts due from/to related companies, shareholders, directors and loans from directors	6 Months Ended
Jun. 30, 2025
Amounts Due Fromto Related Companies Shareholders Directors And Loans From Directors
Amounts due from/to related companies, shareholders, directors and loans from directors

12.	Amounts due from/to related companies, shareholders, directors and loans from directors

The amounts due from/to related companies, shareholders and directors are unsecured, interest-free and repayable on demand.

For loans from directors, they are bearing 5.25% interest per annum and repayable after one year as of June 30, 2025. Details of the repayment schedule in respect of the loans from directors are as follows:

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Loans repayable:
Within one year or on demand	-	-	-

In the second to fifth years, inclusive	5,531,076	43,418,390	-
More than five years	-	-	-
	5,531,076	43,418,390	-

	5,531,076	43,418,390	-